UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07347

                            Scudder Advisor Funds II
                            ------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -----------\--------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder US Bond Index Fund

US Bond Index Fund (the Fund) invests all of its assets in the US Bond Index Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio's net assets. At March 31, 2005, the Fund owned approximately 100% of the Portfolio's outstanding interests. The Portfolio's Schedule of Investments is set forth below.

Scudder US Bond Index Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                                    Principal
                                                                                                    Amount ($)   Value ($)
                                                                                              ----------------------------

Corporate Bonds 17.8%
Consumer Discretionary 1.7%
Albertson's, Inc.:
7.25%, 5/1/2013                                                                                   25,000           27,734
7.5%, 2/15/2011 (c)                                                                               50,000           55,418
Comcast Cable Communications Holdings, Inc.:
6.2%, 11/15/2008                                                                                 100,000          104,464
6.875%, 6/15/2009                                                                                 60,000           64,377
8.375%, 3/15/2013                                                                                 90,000          106,941
Comcast Corp., 5.85%, 1/15/2010                                                                   25,000           25,852
Cox Communications, Inc., 7.875%, 8/15/2009                                                       50,000           55,175
DaimlerChrysler NA Holding Corp.:
7.2%, 9/1/2009                                                                                   150,000          161,484
8.0%, 6/15/2010 (c)                                                                              150,000          166,765
Federated Department Stores, Inc., 7.45%, 7/15/2017                                              300,000          341,588
Ford Motor Co.:
6.625%, 10/1/2028                                                                                 75,000           62,910
8.875%, 1/15/2022                                                                                200,000          208,605
Fred Meyer, Inc., 7.45%, 3/1/2008                                                                 50,000           53,583
Gannett Co., Inc., 6.375%, 4/1/2012                                                               50,000           54,226
General Motors Corp., 8.25%, 7/15/2023                                                            50,000           43,192
Gillette Co., 2.5%, 6/1/2008                                                                      50,000           47,704
Home Depot, Inc., 5.375%, 4/1/2006                                                                25,000           25,308
Kimberly-Clark Corp., 5.625%, 2/15/2012                                                           50,000           52,622
Liberty Media Corp., 5.7%, 5/15/2013                                                              70,000           65,977
News America Holdings, Inc., 9.25%, 2/1/2013                                                     100,000          124,804
Northwest Airlines Corp., 8.072%, 4/1/2021                                                        21,952           23,983
Target Corp., 5.875%, 3/1/2012                                                                   200,000          211,136
TCI Communications, Inc., 7.125%, 2/15/2028                                                      100,000          113,615
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008                                                100,000          107,539
Time Warner, Inc.:
6.125%, 4/15/2006                                                                                 50,000           51,022
6.625%, 5/15/2029                                                                                 10,000           10,507
6.875%, 5/1/2012                                                                                 100,000          109,208
6.95%, 1/15/2028                                                                                  30,000           32,660
7.7%, 5/1/2032                                                                                    25,000           29,680
Viacom, Inc., 7.7%, 7/30/2010                                                                    200,000          223,582
Walt Disney Co., 6.2%, 6/20/2014                                                                  75,000           80,086
                                                                                                              ------------
                                                                                                                2,841,747

Consumer Staples 1.3%
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014                                                 100,000          100,275
Bottling Group LLC, 5.0%, 11/15/2013                                                              50,000           49,928
Campbell Soup Co., 5.5%, 3/15/2007 (c)                                                            20,000           20,381
Coca-Cola Co., 5.75%, 3/15/2011                                                                   25,000           26,259
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022                                                      250,000          329,285
ConAgra Foods, Inc., 7.125%, 10/1/2026                                                           100,000          116,463
Coors Brewing Co., 6.375%, 5/15/2012                                                              10,000           10,745
Fortune Brands, Inc., 4.875%, 12/1/2013                                                           50,000           49,562
General Mills, Inc.:
5.125%, 2/15/2007                                                                                 10,000           10,169
6.0%, 2/15/2012                                                                                   75,000           79,752
H.J. Heinz Finance Co.:
6.0%, 3/15/2012                                                                                   25,000           26,622
6.625%, 7/15/2011                                                                                 25,000           27,370
Kellogg Co.:
Series B, 6.0%, 4/1/2006                                                                         200,000          203,569
6.6%, 4/1/2011                                                                                    50,000           54,500
Kraft Foods, Inc.:
5.25%, 6/1/2007                                                                                   20,000           20,361
5.625%, 11/1/2011                                                                                 50,000           51,880
6.25%, 6/1/2012                                                                                   40,000           43,001
Kroger Co.:
7.5%, 4/1/2031 (c)                                                                                50,000           57,131
7.8%, 8/15/2007                                                                                   50,000           53,528
McDonald's Corp., 8.875%, 4/1/2011                                                               300,000          362,454
Safeway, Inc.:
6.5%, 11/15/2008 (c)                                                                              90,000           94,855
6.5%, 3/1/2011                                                                                    80,000           84,781
Unilever Capital Corp., 7.125%, 11/1/2010                                                         50,000           56,000
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007                                                                                 20,000           20,125
6.875%, 8/10/2009                                                                                100,000          108,940
                                                                                                              ------------
                                                                                                                2,057,936

Energy 1.4%
Alabama Power Co.:
5.5%, 10/15/2017                                                                                 100,000          101,849
5.7%, 2/15/2033                                                                                   50,000           51,298
Amoco Co., 6.5%, 8/1/2007                                                                        250,000          262,406
Anadarko Petroleum Corp., 7.5%, 10/15/2026                                                        60,000           71,864
Burlington Resources, Inc., 7.375%, 3/1/2029                                                      50,000           59,673
ChevronTexaco Capital Co., 3.5%, 9/17/2007                                                        20,000           19,686
Conoco Funding Co., 6.35%, 10/15/2011                                                            200,000          217,973
Conoco, Inc., 6.95%, 4/15/2029                                                                   150,000          178,804
Devon Financing Corp., 6.875%, 9/30/2011                                                         100,000          110,103
Duke Capital Corp., 7.5%, 10/1/2009                                                              150,000          165,256
Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                       25,000           27,503
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011                                                60,000           65,093
Lasmo USA, Inc., 7.5%, 6/30/2006                                                                 100,000          104,257
Marathon Oil Corp., 5.375%, 6/1/2007                                                              50,000           51,022
MidAmerican Energy Holdings Co.:
3.5%, 5/15/2008                                                                                   75,000           72,355
5.875%, 10/1/2012                                                                                 25,000           25,964
Occidental Petroleum Corp., 7.375%, 11/15/2008                                                   100,000          109,327
Pemex Project Funding Master Trust:
7.375%, 12/15/2014                                                                               100,000          107,000
7.875%, 2/1/2009                                                                                  50,000           54,050
9.125%, 10/13/2010                                                                               150,000          173,250
Phillips Petroleum Co., 8.75%, 5/25/2010                                                          50,000           59,169
PPL Energy Supply LLC, 6.4%, 11/1/2011                                                            25,000           27,017
Tosco Corp., 7.625%, 5/15/2006                                                                    50,000           51,907
Transocean Sedco Forex, Inc., 6.625%, 4/15/2011                                                   50,000           54,602
Valero Energy Corp., 6.125%, 4/15/2007 (c)                                                        25,000           25,840
                                                                                                              ------------
                                                                                                                2,247,268

Financials 8.6%
ABN Amro Bank NV, 7.125%, 6/18/2007                                                              540,000          572,607
Allstate Corp.:
5.35%, 6/1/2033 (c)                                                                               50,000           47,067
7.2%, 12/1/2009                                                                                  100,000          110,507
American Express Credit Corp., 3.0%, 5/16/2008                                                    50,000           47,904
American General Finance Corp.:
Series I, 3.875%, 10/1/2009                                                                      100,000           96,008
Series G, 5.75%, 3/15/2007                                                                        75,000           77,009
American International Group, Inc.:
2.875%, 5/15/2008                                                                                 50,000           47,644
4.25%, 5/15/2013 (c)                                                                             100,000           93,931
Assurant, Inc., 5.625%, 2/15/2014                                                                 25,000           25,383
Avalonbay Communities, 6.125%, 11/1/2012                                                          30,000           31,855
Axa Financial, Inc., 7.75%, 8/1/2010                                                             100,000          113,079
Bank of America Corp.:
4.875%, 1/15/2013                                                                                200,000          198,514
5.125%, 11/15/2014                                                                               100,000          100,020
5.875%, 2/15/2009                                                                                 50,000           52,265
7.125%, 5/1/2006                                                                                 200,000          206,144
Bank of New York Co., Inc.:
5.2%, 7/1/2007                                                                                    25,000           25,490
7.3%, 12/1/2009                                                                                   65,000           71,748
Bank One Corp.:
5.5%, 3/26/2007                                                                                   20,000           20,517
7.625%, 10/15/2026                                                                               100,000          121,904
7.875%, 8/1/2010                                                                                  50,000           56,955
Bear Stearns Companies, Inc.:
4.0%, 1/31/2008                                                                                  150,000          148,063
5.7%, 11/15/2014                                                                                 150,000          153,994
Boeing Capital Corp.:
5.75%, 2/15/2007 (c)                                                                             100,000          102,690
6.1%, 3/1/2011                                                                                   110,000          117,059
6.35%, 11/15/2007                                                                                 50,000           52,263
Boston Properties, Inc., 6.25%, 1/15/2013                                                         25,000           26,741
Charter One Bank Financial, Inc., 6.375%, 5/15/2012                                               10,000           10,808
Chubb Corp., 6.0%, 11/15/2011                                                                     10,000           10,519
CIT Group, Inc.:
3.875%, 11/3/2008                                                                                125,000          121,595
7.75%, 4/2/2012                                                                                  100,000          115,667
Citigroup, Inc.:
4.875%, 5/7/2015                                                                                 150,000          145,345
5.875%, 2/22/2033                                                                                100,000          101,162
6.0%, 10/31/2033                                                                                 200,000          205,823
6.5%, 1/18/2011                                                                                  150,000          162,955
6.625%, 6/15/2032                                                                                 50,000           55,752
7.25%, 10/1/2010                                                                                  50,000           55,682
8.625%, 2/1/2007                                                                                 200,000          215,206
Countrywide Home Loans, Inc., 4.0%, 3/22/2011                                                    100,000           94,677
Credit Suisse First Boston USA, Inc.:
5.125%, 1/15/2014 (c)                                                                            100,000           99,291
6.125%, 11/15/2011                                                                               100,000          106,095
6.5%, 1/15/2012                                                                                  100,000          108,203
EOP Operating LP:
7.0%, 7/15/2011                                                                                  100,000          110,130
7.75%, 11/15/2007                                                                                 45,000           48,424
First Chicago NBD Corp., 7.125%, 5/15/2007                                                       200,000          211,328
FleetBoston Financial Corp.:
6.875%, 1/15/2028                                                                                 45,000           51,782
7.375%, 12/1/2009                                                                                 65,000           71,834
Ford Motor Credit Co.:
7.0%, 10/1/2013 (c)                                                                              100,000           96,872
7.25%, 10/25/2011                                                                                275,000          271,377
7.375%, 10/28/2009                                                                               150,000          150,655
Fund American Co., Inc., 5.875%, 5/15/2013                                                        50,000           50,765
General Electric Capital Corp.:
4.625%, 9/15/2009 (c)                                                                             63,000           63,037
5.0%, 2/15/2007 (c)                                                                               40,000           40,609
Series A, 5.375%, 3/15/2007 (c)                                                                  200,000          204,324
5.45%, 1/15/2013                                                                                 200,000          205,438
6.0%, 6/15/2012                                                                                  400,000          426,177
6.75%, 3/15/2032                                                                                  50,000           57,716
6.875%, 11/15/2010                                                                                50,000           54,863
General Motors Acceptance Corp.:
6.125%, 9/15/2006                                                                                 50,000           49,770
6.75%, 12/1/2014 (c)                                                                              75,000           64,785
6.875%, 8/28/2012                                                                                150,000          133,649
7.25%, 3/2/2011                                                                                  225,000          208,901
8.0%, 11/1/2031                                                                                   75,000           65,313
8.8%, 3/1/2021                                                                                   200,000          179,916
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013                                        50,000           47,993
HSBC Bank USA, 4.625%, 4/1/2014                                                                   50,000           48,268
HSBC Finance Corp.:
4.75%, 7/15/2013                                                                                 100,000           97,356
6.375%, 10/15/2011                                                                                50,000           54,015
6.4%, 6/17/2008                                                                                  100,000          105,435
6.75%, 5/15/2011                                                                                  25,000           27,368
7.0%, 5/15/2012                                                                                  100,000          111,473
8.0%, 7/15/2010                                                                                  150,000          171,595
International Lease Finance Corp.:
3.5%, 4/1/2009 (c)                                                                                25,000           23,928
5.625%, 6/1/2007                                                                                  10,000           10,262
5.7%, 7/3/2006                                                                                    50,000           50,961
John Deere Capital Corp.:
6.0%, 2/15/2009                                                                                   35,000           36,640
7.0%, 3/15/2012                                                                                  100,000          112,297
John Hancock Financial Services, Inc., 5.625%, 12/1/2008                                          25,000           25,905
JPMorgan Chase & Co.:
6.375%, 4/1/2008                                                                                 100,000          105,244
6.75%, 2/1/2011 (c)                                                                              100,000          109,482
7.125%, 6/15/2009                                                                                300,000          326,780
KeyCorp, 7.5%, 6/15/2006                                                                         100,000          103,932
KFW International Finance, Inc.:
5.25%, 6/28/2006                                                                                  75,000           76,247
7.0%, 3/1/2013                                                                                   275,000          312,729
Lehman Brothers Holdings, Inc.:
3.5%, 8/7/2008                                                                                    50,000           48,709
4.0%, 1/22/2008                                                                                   50,000           49,351
Series G, 4.8%, 3/13/2014 (c)                                                                    100,000           96,449
6.25%, 5/15/2006                                                                                  50,000           51,197
7.0%, 2/1/2008                                                                                    50,000           53,351
8.25%, 6/15/2007                                                                                  50,000           54,154
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014 (c)                                           50,000           47,968
MBIA, Inc., 9.375%, 2/15/2011                                                                    125,000          154,771
MBNA America Bank NA, 4.625%, 8/3/2009                                                            50,000           49,594
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014                                                                                    25,000           24,492
Series C, 5.0%, 1/15/2015                                                                         25,000           24,228
6.0%, 2/17/2009                                                                                  250,000          261,504
MetLife, Inc., 6.125%, 12/1/2011                                                                  25,000           26,640
Morgan Stanley:
4.75%, 4/1/2014                                                                                  325,000          309,439
6.1%, 4/15/2006                                                                                  150,000          153,033
Morgan Stanley Dean Witter & Co.:
5.3%, 3/1/2013                                                                                   100,000          100,567
6.6%, 4/1/2012                                                                                    50,000           54,579
National Rural Utilities Cooperative Finance Corp., 5.75%, 11/1/2008                             100,000          103,975
Nationwide Financial Services, 5.9%, 7/1/2012                                                     25,000           26,241
PNC Funding Corp., 6.875%, 7/15/2007                                                             300,000          316,482
Principal Life Income Fundings, 5.1%, 4/15/2014                                                   25,000           25,000
ProLogis:
5.5%, 3/1/2013 (c)                                                                                20,000           20,055
7.1%, 4/15/2008                                                                                   10,000           10,707
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011                                      25,000           23,869
Sanwa Bank Ltd., 7.4%, 6/15/2011                                                                  10,000           11,114
Simon Property Group LP, 6.35%, 8/28/2012                                                        100,000          105,532
SLM Corp., 4.0%, 1/15/2009                                                                       150,000          146,731
Swiss Bank Corp., 7.0%, 10/15/2015                                                               100,000          114,644
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015                                                                                 50,000           48,816
5.15%, 1/15/2014                                                                                 100,000           98,470
5.25%, 4/1/2013                                                                                   50,000           49,902
5.5%, 11/15/2014 (c)                                                                             200,000          200,837
6.6%, 1/15/2012                                                                                   50,000           54,107
6.65%, 5/15/2009                                                                                  15,000           16,097
6.875%, 1/15/2011                                                                                100,000          109,075
7.35%, 10/1/2009                                                                                  50,000           55,156
Toyota Motor Credit Corp.:
5.5%, 12/15/2008                                                                                  30,000           31,052
5.65%, 1/15/2007                                                                                  25,000           25,652
US Bancorp:
Series N, 3.95%, 8/23/2007                                                                        20,000           19,910
Series N, 5.1%, 7/15/2007                                                                         20,000           20,395
US Bank National Association:
4.8%, 4/15/2015                                                                                  100,000           97,186
6.3%, 2/4/2014                                                                                   100,000          108,382
6.375%, 8/1/2011                                                                                 100,000          108,321
Verizon Global Funding Corp.:
7.25%, 12/1/2010                                                                                 150,000          166,465
7.75%, 12/1/2030                                                                                  50,000           60,430
7.75%, 6/15/2032                                                                                 100,000          121,665
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                                                  50,000           50,937
Wachovia Bank NA:
4.875%, 2/1/2015                                                                                  75,000           72,970
5.0%, 8/15/2015 (c)                                                                              200,000          196,343
Wachovia Corp.:
4.875%, 2/15/2014                                                                                 50,000           48,786
7.5%, 7/15/2006                                                                                  100,000          104,267
Washington Mutual, Inc., 4.375%, 1/15/2008 (c)                                                   150,000          149,422
Wells Fargo & Co.:
4.95%, 10/16/2013                                                                                 50,000           49,700
5.125%, 9/15/2016                                                                                100,000           98,899
6.45%, 2/1/2011                                                                                   75,000           81,416
7.55%, 6/21/2010                                                                                 200,000          225,611
Wells Fargo Financial, Inc., 5.5%, 8/1/2012                                                      100,000          103,379
                                                                                                              ------------
                                                                                                               14,139,740

Health Care 0.6%
Aetna, Inc., 7.125%, 8/15/2006                                                                    50,000           51,955
Amgen, Inc., 144A, 4.85%, 11/18/2014                                                              25,000           24,547
Bristol-Myers Squibb Co., 5.75%, 10/1/2011                                                       150,000          156,673
Merck & Co, Inc., 6.4%, 3/1/2028                                                                 500,000          543,238
Schering-Plough Corp.:
5.55%, 12/1/2013                                                                                  50,000           51,077
6.75%, 12/1/2033                                                                                  25,000           27,971
UnitedHealth Group, Inc., 4.875%, 4/1/2013 (c)                                                    25,000           24,845
Wyeth, 4.375%, 3/1/2008                                                                          100,000           99,346
                                                                                                              ------------
                                                                                                                  979,652

Industrials 1.0%
Burlington Northern Santa Fe, 5.9%, 7/1/2012                                                     100,000          105,694
Caterpillar, Inc.:
7.3%, 5/1/2031 (c)                                                                                70,000           86,884
9.0%, 4/15/2006                                                                                   50,000           52,352
Cendant Corp., 6.25%, 1/15/2008                                                                   25,000           26,021
CRH America, Inc., 5.3%, 10/15/2013                                                              100,000           99,795
CSX Corp., 7.45%, 5/1/2007                                                                       115,000          122,209
FedEx Corp., 9.65%, 6/15/2012                                                                     50,000           63,601
General Dynamics Corp., 5.375%, 8/15/2015 (c)                                                    100,000          102,997
Honeywell International, Inc., 7.5%, 3/1/2010                                                     25,000           28,057
Norfolk Southern Corp.:
6.2%, 4/15/2009                                                                                   50,000           52,665
7.8%, 5/15/2027                                                                                  100,000          125,006
Northrop Grumman Corp., 7.125%, 2/15/2011                                                        200,000          223,037
Raytheon Co., 6.75%, 8/15/2007                                                                   117,000          123,101
Republic Services, Inc., 7.125%, 5/15/2009                                                        10,000           10,885
Union Pacific Corp.:
6.65%, 1/15/2011                                                                                  50,000           54,249
6.79%, 11/9/2007                                                                                  16,000           16,930
United Technologies Corp.:
6.1%, 5/15/2012                                                                                   50,000           53,998
7.0%, 9/15/2006                                                                                   50,000           51,980
7.125%, 11/15/2010                                                                                50,000           55,883
Waste Management, Inc.:
6.5%, 11/15/2008                                                                                  50,000           53,004
7.0%, 7/15/2028                                                                                   50,000           55,884
                                                                                                              ------------
                                                                                                                1,564,232

Information Technology 0.2%
Hewlett-Packard Co., 5.75%, 12/15/2006                                                            20,000           20,508
International Business Machines Corp.:
4.75%, 11/29/2012                                                                                100,000           99,594
6.5%, 1/15/2028                                                                                  100,000          111,908
Motorola, Inc., 7.625%, 11/15/2010                                                                50,000           56,183
Scana Corp.:
6.25%, 2/1/2012                                                                                   60,000           64,659
6.875%, 5/15/2011                                                                                 25,000           27,654
                                                                                                              ------------
                                                                                                                  380,506

Materials 0.5%
Alcoa, Inc.:
6.0%, 1/15/2012                                                                                   25,000           26,651
7.375%, 8/1/2010 (c)                                                                             100,000          112,440
Dow Chemical Co., 6.0%, 10/1/2012                                                                100,000          106,595
E.I. du Pont de Nemours, 6.875%, 10/15/2009                                                      150,000          163,803
International Flavors & Fragrance, Inc., 6.45%, 5/15/2006                                         10,000           10,238
International Paper Co.:
5.85%, 10/30/2012                                                                                100,000          104,215
6.75%, 9/1/2011                                                                                   40,000           43,855
Meadwestvaco Corp., 6.85%, 4/1/2012                                                               70,000           78,071
Praxair, Inc., 3.95%, 6/1/2013                                                                    50,000           46,152
Weyerhaeuser Co., 6.75%, 3/15/2012                                                               150,000          164,751
                                                                                                              ------------
                                                                                                                  856,771

Telecommunication Services 1.1%
Ameritech Capital Funding, 6.55%, 1/15/2028                                                      100,000          106,383
AT&T Wireless Services, Inc.:
7.875%, 3/1/2011                                                                                 200,000          227,479
8.125%, 5/1/2012                                                                                  35,000           40,888
BellSouth Capital Funding, 7.75%, 2/15/2010                                                      100,000          112,573
BellSouth Corp.:
5.2%, 9/15/2014                                                                                   50,000           49,462
5.2%, 12/15/2016                                                                                  50,000           48,816
6.0%, 10/15/2011                                                                                 100,000          105,932
6.0%, 11/15/2034                                                                                 100,000           99,498
Cingular Wireless, 6.5%, 12/15/2011                                                               75,000           80,768
Clear Channel Communications, Inc.:
4.4%, 5/15/2011                                                                                   50,000           47,104
7.65%, 9/15/2010                                                                                  50,000           54,736
GTE North, Inc., 5.65%, 11/15/2008 (c)                                                           100,000          102,031
SBC Communications, Inc.:
5.1%, 9/15/2014                                                                                   25,000           24,367
5.875%, 8/15/2012                                                                                150,000          156,339
6.25%, 3/15/2011                                                                                  50,000           53,057
Sprint Capital Corp.:
6.875%, 11/15/2028                                                                               120,000          128,471
8.375%, 3/15/2012                                                                                175,000          204,522
Verizon New York, Inc., Series A, 6.875%, 4/1/2012                                                25,000           27,250
Verizon Virginia, Inc., 4.625%, 3/15/2013                                                        100,000           95,566
                                                                                                              ------------
                                                                                                                1,765,242

Utilities 1.4%
American Electric Power Co., Inc.:
5.25%, 6/1/2015                                                                                  100,000           99,093
Series A, 6.125%, 5/15/2006                                                                       45,000           46,001
Arizona Public Service, 6.5%, 3/1/2012                                                            25,000           27,263
Boston Edison Co., 4.875%, 4/15/2014                                                              25,000           24,728
Columbia Energy Group, 7.62%, 11/28/2025                                                          25,000           26,246
Consolidated Edison Co. of New York, Inc., 4.875%, 2/1/2013                                       50,000           49,769
Consolidated Natural Gas Corp., 6.625%, 12/1/2008                                                200,000          212,805
Constellation Energy Group, Inc., 7.0%, 4/1/2012                                                  25,000           27,800
Dominion Resources, Inc., 8.125%, 6/15/2010                                                       90,000          102,956
DTE Energy Co.:
6.45%, 6/1/2006                                                                                   40,000           41,074
7.05%, 6/1/2011                                                                                   50,000           55,324
Exelon Corp., 6.75%, 5/1/2011                                                                     50,000           54,406
FPL Group Capital, Inc., 7.625%, 9/15/2006                                                        50,000           52,480
General Electric Co., 5.0%, 2/1/2013                                                             400,000          399,419
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                                          25,000           25,716
KeySpan Corp.:
7.875%, 2/1/2010                                                                                  25,000           28,507
8.0%, 11/15/2030                                                                                  50,000           66,082
Kinder Morgan, Inc., 6.5%, 9/1/2012                                                               50,000           53,690
National Rural Utilities, 8.0%, 3/1/2032                                                         100,000          130,009
Niagara Mohawk Power Corp., 7.75%, 5/15/2006                                                      85,000           88,486
Potomac Electric Power, 6.25%, 10/15/2007                                                        100,000          104,226
PP&L Capital Funding, Inc., 8.375%, 6/15/2007                                                     25,000           26,976
Progress Energy, Inc.:
5.85%, 10/30/2008                                                                                 25,000           25,850
6.85%, 4/15/2012                                                                                  35,000           38,156
7.1%, 3/1/2011                                                                                    90,000           98,709
PSE&G Power LLC, 7.75%, 4/15/2011                                                                 70,000           79,731
PSI Energy, Inc., 5.0%, 9/15/2013                                                                 50,000           49,436
Public Service Co. of Colorado, 4.875%, 3/1/2013                                                  75,000           74,458
Sempra Energy, 7.95%, 3/1/2010 (c)                                                                25,000           28,142
Southern California Edison Co., 6.0%, 1/15/2034                                                   50,000           51,916
Virginia Electric & Power Co., Series D, 7.625%, 7/1/2007                                        100,000          106,854
Wisconsin Energy Corp., 6.5%, 4/1/2011                                                            50,000           53,904
                                                                                                              ------------
                                                                                                                2,350,212


Total Corporate Bonds (Cost $28,462,009)                                                                       29,183,306
                                                                                                              ------------
Foreign Bonds - US$ Denominated 3.7%
Energy 0.0%
Alberta Energy Co., Ltd., 7.65%, 9/15/2010                                                        10,000           11,272
Canadian National Resources Ltd., 5.45%, 10/1/2012                                                25,000           25,545
EnCana Corp., 4.75%, 10/15/2013                                                                   50,000           48,747
                                                                                                              ------------
                                                                                                                   85,564

Financials 1.4%
Apache Finance Canada, 7.75%, 12/15/2029                                                          25,000           32,751
Axa, 8.6%, 12/15/2030                                                                             50,000           65,584
Barclays Bank PLC, 7.4%, 12/15/2009                                                               60,000           66,722
British Transco Finance, Inc., 6.625%, 6/1/2018                                                  100,000          110,268
Corp. Andina De Fomento:
5.2% , 5/21/2013                                                                                  25,000           24,972
6.875%, 3/15/2012                                                                                 10,000           10,999
Deutsche Telekom International Finance BV, 8.5%, 6/15/2010                                       150,000          172,512
Dow Capital BV, 9.2%, 6/1/2010                                                                    50,000           59,671
European Investment Bank, 4.625%, 3/1/2007                                                       400,000          404,640
HSBC Holding PLC, 7.5%, 7/15/2009                                                                150,000          166,216
Inter-American Development Bank, 6.625%, 3/7/2007 (c)                                            300,000          315,221
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010                                                                                   25,000           28,554
8.375%, 10/1/2030                                                                                 50,000           64,412
Korea Development Bank, 5.25%, 11/16/2006                                                         50,000           50,759
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010                                           50,000           58,373
National Westminster Bank PLC, 7.375%, 10/1/2009                                                  50,000           55,419
Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049                                               50,000           61,430
Santander Central Hispano Issuances, 7.625%, 9/14/2010                                            50,000           56,558
Santander Financial Issuances, 7.0%, 4/1/2006                                                     20,000           20,527
Svensk Exportkredit AB, 2.875%, 1/26/2007                                                         25,000           24,484
The International Bank for Reconstruction & Development:
4.375%, 9/28/2006 (c)                                                                            250,000          252,070
8.625%, 10/15/2016                                                                               100,000          131,831
                                                                                                              ------------
                                                                                                                2,233,973

Industrials 0.1%
Canadian National Railway Co., 4.4%, 3/15/2013                                                    50,000           48,001
Tyco International Group SA:
6.0%, 11/15/2013                                                                                  20,000           20,999
6.375%, 10/15/2011                                                                                40,000           42,702
                                                                                                              ------------
                                                                                                                  111,702

Materials 0.3%
Alcan, Inc.:
4.5%, 5/15/2013 (c)                                                                              100,000           96,372
4.875%, 9/15/2012                                                                                 10,000            9,985
5.2%, 1/15/2014                                                                                   25,000           25,173
Potash Corp. of Saskatchewan, Inc., 7.125%, 6/15/2007                                            300,000          316,626
                                                                                                              ------------
                                                                                                                  448,156

Sovereign Bonds 1.4%
Canadian Government, 5.25%, 11/5/2008                                                            100,000          103,436
Government of Malaysia, 8.75%, 6/1/2009                                                           10,000           11,469
Kingdom of Sweden, 12.0%, 2/1/2010                                                               220,000          291,096
Province of British Columbia, 5.375%, 10/29/2008                                                  50,000           51,798
Province of Manitoba, 5.5%, 10/1/2008                                                            200,000          207,200
Province of Nova Scotia, 5.75%, 2/27/2012                                                         50,000           52,920
Province of Ontario, 4.375%, 2/15/2013 (c)                                                       100,000           98,227
Province of Quebec:
5.75%, 2/15/2009 (c)                                                                              50,000           52,215
7.0%, 1/30/2007                                                                                  200,000          210,057
Republic of Chile, 6.875%, 4/28/2009                                                              10,000           10,757
Republic of Italy:
3.625%, 9/14/2007                                                                                 20,000           19,721
6.0%, 2/22/2011                                                                                  225,000          241,103
6.875%, 9/27/2023                                                                                200,000          237,718
Republic of Korea, 8.875%, 4/15/2008                                                              50,000           56,122
United Mexican States:
4.625%, 10/8/2008                                                                                 25,000           24,687
6.375%, 1/16/2013                                                                                250,000          259,375
8.375%, 1/14/2011                                                                                 50,000           56,900
8.625%, 3/12/2008                                                                                 40,000           44,020
9.875%, 1/15/2007 (c)                                                                            100,000          109,100
Series A, 9.875%, 2/1/2010 (c)                                                                   190,000          226,100
                                                                                                              ------------
                                                                                                                2,364,021

Telecommunication Services 0.4%
British Telecommunications PLC:
8.375%, 12/15/2010                                                                                50,000           58,090
8.875%, 12/15/2030                                                                                70,000           93,274
France Telecom SA:
8.0%, 3/1/2011                                                                                    75,000           85,818
8.75%, 3/1/2031                                                                                   75,000           98,711
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008                                               10,000           10,435
Telefonica Europe BV, 7.75%, 9/15/2010                                                           125,000          141,801
Vodafone Group PLC:
5.0%, 12/16/2013                                                                                 100,000           99,325
7.75%, 2/15/2010                                                                                  50,000           56,471
                                                                                                              ------------
                                                                                                                  643,925

Utilities 0.1%
Hydro-Quebec, Series HY, 8.4%, 1/15/2022                                                         100,000          136,398
Ontario Electricity Financial Corp., 6.1%, 1/30/2008                                              35,000           36,643
United Utilities PLC, 5.375%, 2/1/2019                                                            30,000           28,945
                                                                                                              ------------
                                                                                                                  201,986


Total Foreign Bonds - US$ Denominated (Cost $5,764,960)                                                         6,089,327
                                                                                                              ------------
Asset Backed 1.4%
Automobile Receivables 0.3%
Daimler Chrysler Auto Trust, "A3", Series 2004-C, 2.98%, 8/8/2008                                100,000           98,432
Honda Auto Receivables Owner Trust:
"A3", Series 2004-2, 3.3%, 6/16/2008                                                             100,000           99,078
"A4", Series 2004-2, 3.81%, 10/15/2009                                                           100,000           98,763
Nissan Auto Receivables Owner Trust, "A3",
Series 2004-B, 3.35%, 5/15/2008                                                                  100,000           99,090
WFS Financial Owner Trust, "A3", Series 2004-2, 2.85%, 9/22/2008                                 100,000           98,940
                                                                                                              ------------
                                                                                                                  494,303

Credit Card Receivables 0.5%
Chemical Master Credit Card Trust, "A",
Series 1996-3, 7.09%, 2/15/2009                                                                  200,000          207,326
Citibank Credit Card Master Trust I, "A",
Series 1999-2, 5.875%, 3/10/2011                                                                 100,000          104,946
Discover Card Master Trust I, "A", Series 2002-2, 5.15%, 10/15/2009                              200,000          203,917
MBNA Credit Card Master Note Trust, "A", Series 1999-J, 7.0%, 2/15/2012                          200,000          219,572
MBNA Master Credit Card Trust, "A", Series 1999-B, 5.9%, 8/15/2011                                50,000           52,604
                                                                                                              ------------
                                                                                                                  788,365

Home Equity Loans 0.3%
Chase Funding Mortgage Loan, "1A4",
Series 2004-2, 5.323%, 5/25/2031                                                                 100,000          101,624
Citifinancial Mortgage Securities, Inc., "AF2",
Series 2004-1, 2.645%, 4/25/2034                                                                 100,000           96,069
GMAC Mortgage Corp. Loan Trust, "A5",
Series 2004-HE5, 4.865%, 9/25/2034                                                               100,000           98,342
Residential Asset Securities Corp., "AI3",
Series 2004-KS6, 4.16%, 7/25/2030                                                                100,000           99,140
                                                                                                              ------------
                                                                                                                  395,175

Industrials 0.0%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012                                     50,000           52,009
                                                                                                              ------------
Miscellaneous 0.3%
Detroit Edison Securitization, "A3", Series 2001-1, 5.875%, 3/1/2010                             100,000          102,762
Oncor Electric Delivery Transition Bond Co., "A3",
Series 2003-1, 4.95%, 2/15/2015                                                                  100,000          100,560
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009                                50,000           52,344
West Penn Funding LLC, "A4", Series 1999-A, 6.98%, 12/26/2008                                    250,000          265,408
                                                                                                              ------------
                                                                                                                  521,074


Total Asset Backed (Cost $2,206,688)                                                                            2,250,926
                                                                                                              ------------
US Government Sponsored Agencies 9.7%
Federal Home Loan Bank:
2.75%, 3/14/2008                                                                                 625,000          600,896
3.875%, 6/14/2013 (c)                                                                          1,000,000          946,097
4.5%, 11/15/2012                                                                               1,000,000          991,683
Federal Home Loan Mortgage Corp.:
2.75%, 10/15/2006 (c)                                                                          2,000,000        1,967,438
2.875%, 12/15/2006 (c)                                                                         1,000,000          982,954
3.5%, 9/15/2007 (c)                                                                            1,700,000        1,679,434
4.25%, 7/15/2009                                                                               2,000,000        1,988,552
4.5%, 1/15/2013 (c)                                                                              500,000          491,598
6.75%, 9/15/2029                                                                                   3,000            3,639
7.0%, 3/15/2010                                                                                  450,000          498,980
Federal National Mortgage Association:
4.25%, 5/15/2009 (c)                                                                             750,000          745,498
4.375%, 10/15/2006 (c)                                                                         1,600,000        1,611,917
5.25% with various maturities from 4/15/2007 until 1/15/2009                                   1,500,000        1,538,792
6.25%, 5/15/2029                                                                                 450,000          515,849
6.96%, 4/2/2007                                                                                  500,000          527,909
7.125%, 1/15/2030                                                                                 50,000           63,402
7.25%, 5/15/2030 (c)                                                                             650,000          837,817

                                                                                                              ------------
Total US Government Sponsored Agencies (Cost $16,037,019)                                                      15,992,455

US Government Agency Sponsored Pass-Throughs 29.2%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020                                                                                   999,901          957,522
4.5%, 2/1/2018 (e)                                                                             2,000,000        1,957,500
5.0% with various maturities from 12/1/2017 until 7/1/2033 (e)                                 6,529,546        6,423,252
5.5% with various maturities from 11/1/2013 until 3/1/2035                                     3,064,801        3,076,173
6.0%, 10/1/2034                                                                                  904,569          926,096
6.5% with various maturities from 12/1/2014 until 9/1/2034                                     1,965,214        2,040,274
7.0% with various maturities from 12/1/2024 until 12/1/2026                                      172,429          182,515
7.5% with various maturities from 5/1/2024 until 7/1/2027                                         42,674           45,873
Federal National Mortgage Association:
4.5%, 2/1/2020                                                                                 4,000,001        3,913,516
5.0% with various maturities from 2/1/2018 until 1/1/2034 (e)                                  6,476,849        6,431,080
5.5% with various maturities from 3/1/2017 until 2/1/2035 (e)                                 10,000,001       10,038,220
6.0% with various maturities from 10/1/2009 until 6/1/2033 (e)                                 6,184,422        6,328,925
6.5% with various maturities from 1/1/2018 until 10/1/2034                                     2,752,298        2,864,742
7.0% with various maturities from 6/1/2012 until 12/1/2033                                     2,291,273        2,414,358
7.5% with various maturities from 1/1/2024 until 4/1/2028                                         65,308           70,125
8.0% with various maturities from 12/1/2021 until 11/1/2031                                      133,942          144,352
8.5% with various maturities from 12/1/2025 until 8/1/2031                                        59,744           65,021

                                                                                                              ------------
Total US Government Agency Sponsored Pass-Throughs (Cost $48,300,925)                                          47,879,544

Commercial and Non-Agency Mortgage-Backed Securities 2.6%
Banc of America Commercial Mortgage, Inc., "A4",
Series 2004-1, 4.76%, 11/10/2039                                                                 200,000          195,718
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 1999-WF2, 7.08%, 7/15/2031                                                          400,000          435,764
"A1", Series 2000-WF2, 7.11%, 10/15/2032                                                         270,370          284,431
"A2", Series 2000-WF8, 7.78%, 2/15/2032                                                          150,000          168,309
Capco America Securitization Corp., "A1B",
Series 1998-D7, 6.26%, 10/15/2030                                                                100,000          105,440
Countrywide Asset-Backed Certificates, "AF3",
Series 2005-1, 4.575%, 7/25/2035                                                                 100,000           99,999
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035                                                        215,000          209,525
"A3", Series 2001-CF2, 6.238%, 2/15/2034                                                         250,000          260,459
DLJ Commercial Mortgage Corp., "A1B",
Series 1998-CG1, 6.41%, 6/10/2031                                                                 96,617          101,572
First Union National Bank Commercial Mortgage, "A1",
Series 1999-C4, 7.184%, 12/15/2031                                                                37,050           38,486
First Union-Lehman Brothers-Bank of America, "A2",
Series 1998-C2, 6.56%, 11/18/2035                                                                100,000          105,351
GE Capital Commercial Mortgage Corp., "A4",
Series 2003-C2, 5.145%, 7/10/2037                                                                337,000          340,456
GMAC Commercial Mortgage Securities, Inc., "A4",
Series 2003-C3, 5.023%, 4/10/2040                                                                200,000          199,491
Greenwich Capital Commercial Funding Corp., "A7",
Series 2004-GG1, 5.317%, 6/10/2036                                                               200,000          203,476
GS Mortgage Securities Corp. II, "A6",
Series 2004-GG2, 5.396%, 8/10/2038                                                               100,000          102,232
JPMorgan Chase Commercial Mortgage Securities, "A2",
Series 2002-CIB5, 5.161%, 10/12/2037                                                             200,000          203,543
LB Commercial Conduit Mortgage Trust:
"A2", Series 1999-C1, 6.78%, 6/15/2031                                                           150,000          161,370
"A1", Series 1999-C2, 7.105%, 10/15/2032                                                          71,717           74,415
LB-UBS Commercial Mortgage Trust:
"A2", Series 2002-C1, 5.969%, 3/15/2026                                                          100,000          103,753
"A4," Series 2002-C1, 6.462%, 3/15/2031                                                          200,000          218,532
"A2", Series 2001-C2, 6.653%, 11/15/2027                                                         100,000          109,462
Morgan Stanley Capital I, "A1", Series 1998-WF2, 6.34%, 7/15/2030                                 10,110           10,173
Morgan Stanley Dean Witter Capital I:
"A2", Series 2002-TOP7, 5.98%, 1/15/2039                                                         185,000          196,399
"A2", Series 1999-LIFE, 7.11%, 4/15/2033                                                         100,000          108,790
Nomura Asset Securities Corp., "A1B",
Series 1998-D6, 6.59%, 3/15/2030                                                                 100,000          105,928
Wachovia Bank Commercial Mortgage Trust, "A3",
Series 2003-C9, 4.608%, 12/15/2035                                                               100,000           98,862

                                                                                                              ------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $4,081,970)                                    4,241,936

Municipal Investments 0.1%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033                               75,000           72,197
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027                               25,000           26,867
                                                                                                              ------------
Total Municipal Investments (Cost $94,354)                                                                         99,064

Government National Mortgage Association 3.2%
Government National Mortgage Association:
5.0%, 3/1/2033 (e)                                                                             1,000,000          985,938
5.5% with various maturities from 9/15/2033 until 3/15/2035                                    2,000,100        2,020,428
6.0% with various maturities from 9/1/2014 until 9/15/2029 (e)                                 1,355,960        1,393,591
6.5% with various maturities from 11/15/2023 until 8/20/2032                                     313,402          327,909
7.5% with various maturities from 8/15/2029 until 6/15/2032                                      184,478          197,875
8.0% with various maturities from 7/15/2022 until 3/15/2032                                      280,263          302,304
8.5%, 11/15/2029                                                                                  24,532           26,698
9.0%, 1/15/2023                                                                                   30,104           33,166
                                                                                                              ------------
Total Government National Mortgage Association (Cost $5,260,577)                                                5,287,909

US Government Backed 27.3%
US Treasury Bond:
5.25%, 11/15/2028 (c)                                                                            675,000          709,884
5.375%, 2/15/2031 (c)                                                                          3,170,000        3,454,929
6.0%, 2/15/2026 (c)                                                                              300,000          343,184
6.25%, 8/15/2023 (c)                                                                             700,000          815,035
6.875%, 8/15/2025 (c)                                                                            795,000          997,694
7.25%, 8/15/2022 (c)                                                                             565,000          722,251
7.625%, 11/15/2022 (c)                                                                            90,000          119,204
7.875%, 2/15/2021 (c)                                                                            300,000          400,617
8.0%, 11/15/2021                                                                               1,000,000        1,357,969
8.75%, 8/15/2020 (c)                                                                             450,000          641,672
11.25%, 2/15/2015 (c)                                                                          1,150,000        1,761,207
US Treasury Note:
2.25%, 2/15/2007 (c)                                                                           3,000,000        2,918,202
2.375%, 8/15/2006 (c)                                                                          2,000,000        1,966,484
3.0%, 11/15/2007 (c)                                                                           1,500,000        1,467,421
3.0%, 2/15/2008 (c)                                                                            2,500,000        2,436,620
3.125%, 9/15/2008 (c)                                                                          2,525,000        2,451,618
3.375%, 2/15/2008 (c)                                                                          3,000,000        2,955,000
3.375%, 11/15/2008 (c)                                                                         1,000,000          977,578
3.5%, 8/15/2009 (c)                                                                            1,500,000        1,463,496
3.5%, 11/15/2009 (c)                                                                           1,750,000        1,702,559
3.5%, 12/15/2009 (c)                                                                           1,250,000        1,214,209
3.625%, 7/15/2009 (c)                                                                            500,000          490,332
3.625%, 5/15/2013 (c)                                                                            500,000          474,570
4.0%, 3/15/2010                                                                                1,700,000        1,686,387
4.0%, 2/15/2014 (c)                                                                            2,965,000        2,861,341
4.0%, 2/15/2015 (c)                                                                            1,000,000          960,781
4.25%, 8/15/2013 (c)                                                                             650,000          640,986
4.25%, 8/15/2014 (c)                                                                           2,000,000        1,961,250
4.25%, 11/15/2014 (c)                                                                          1,000,000          979,336
4.75%, 5/15/2014 (c)                                                                             975,000          993,281
5.0%, 2/15/2011 (c)                                                                              320,000          332,363
6.875%, 5/15/2006                                                                              2,000,000        2,072,890
8.75%, 5/15/2020 (c)                                                                             300,000          426,598
                                                                                                              ------------
Total US Government Backed (Cost $44,733,458)                                                                  44,756,948

                                                                                                  Shares         Value ($)
                                                                                                  ------         ---------

Securities Lending Collateral 30.6%
Daily Assets Fund Institutional, 2.83% (b)(d)
(Cost $50,278,019)                                                                            50,278,019       50,278,019
                                                                                                              ------------
Cash Equivalents 18.1%
Cash Management Fund Institutional, 2.58% (a)
(Cost $29,692,582)                                                                            29,692,582       29,692,582
                                                                                                              ------------

                                                                                                   % of
                                                                                                Net Assets      Value ($)
                                                                                                ----------      ---------

Total Investment Portfolio  (Cost $234,912,561)                                                    143.7      235,752,016
Other Assets and Liabilities, Net                                                                  -43.7      -71,709,234
                                                                                                              ------------
Net Assets                                                                                         100.0      164,042,782
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


(a) Cash Management Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $49,354,299, which is 30.1% of total net assets.

(d) Represents collateral held in connection with securities lending.

(e) Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association, Federal Home Loan Mortgage Corp., and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                               Scudder U.S. Bond Index Fund


By:                                       /s/Julian Sluyters
                                          --------------------------------------
                                          Julian Sluyters
                                          Chief Executive Officer

Date:                                     May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                                Scudder U.S. Bond Index Fund

By:                                       /s/Julian Sluyters
                                          --------------------------------------
                                          Julian Sluyters
                                          Chief Executive Officer

Date:                                     May 26, 2005



By:                                       /s/Paul Schubert
                                          --------------------------------------
                                          Paul Schubert
                                          Chief Financial Officer

Date:                                     May 26, 2005